Average Annual Total Returns	12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empiric Fund | MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.63%	7.59%		10.42%
Empiric Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
Empiric Fund | Empiric Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(3.52%)	3.76%		8.99%
Empiric Fund | Empiric Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.55%)	3.72%		8.79%
Empiric Fund | Empiric Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.06%)	2.91%		7.35%
Empiric Fund | Empiric Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.63%	4.21%		8.80%
JAG Large Cap Growth Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.70%	15.35%	18.55%	18.14%
JAG Large Cap Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	15.19%	14.82%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.41%	10.12%		14.33%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	6.35%		10.88%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	7.31%		10.92%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.18%	11.71%		15.29%
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class R
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.56%	12.10%	15.95%
Performance Inception Date	Feb. 01, 2020